Financial Risk Management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ (35,290)	$ (76,815)	$ (4,127)
+20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(674)	195
-20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	1,361	(322)
Bank Accounts | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	81	447
Bank Accounts | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(14)	(74)
Bank Accounts | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	20	112
Bank Accounts | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	157	183
Bank Accounts | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	31	35
Bank Accounts | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(31)	(35)
Bank Accounts | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	178	325
Bank Accounts | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	49	90
Bank Accounts | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(49)	(90)
Bank Accounts | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	2
Bank Accounts | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0
Bank Accounts | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0
Trade and Other Receivables | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	10,000	40
Trade and Other Receivables | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(1,667)	(7)
Trade and Other Receivables | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	2,500	10
Trade and Other Receivables | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	6	1
Trade and Other Receivables | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	1	0
Trade and Other Receivables | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(1)	0
Trade and Other Receivables | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	29	48
Trade and Other Receivables | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	8	13
Trade and Other Receivables | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(8)	(13)
Trade and Other Receivables | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	4,750
Trade and Other Receivables | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	815
Trade and Other Receivables | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(815)
Trade Payables and Accruals | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(1,797)	(2,016)
Trade Payables and Accruals | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	300	336
Trade Payables and Accruals | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(449)	(504)
Trade Payables and Accruals | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(50)	(19)
Trade Payables and Accruals | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(10)	(4)
Trade Payables and Accruals | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	10	4
Trade Payables and Accruals | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(176)	(197)
Trade Payables and Accruals | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(48)	(54)
Trade Payables and Accruals | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	48	54
Trade Payables and Accruals | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(1)	(42)
Trade Payables and Accruals | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	(7)
Trade Payables and Accruals | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	7
Trade Payables and Accruals | AUD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(446)	(441)
Trade Payables and Accruals | AUD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(121)	(115)
Trade Payables and Accruals | AUD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	121	115
Trade Payables and Accruals | GBP | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(52)
Trade Payables and Accruals | GBP | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0
Trade Payables and Accruals | GBP | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(2)
Trade Payables and Accruals | SEK | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(118)
Trade Payables and Accruals | SEK | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	2
Trade Payables and Accruals | SEK | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(3)
Provisions | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(2)
Provisions | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0
Provisions | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0
Provisions | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(74)	(65)
Provisions | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(20)	(18)
Provisions | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ 20	$ 18